SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11  SUBSEQUENT EVENTS

On January 31, 2018, the Company entered into a secured convertible debenture agreement for total proceeds of $1,218,620 (CDN$1,500,000) issued in two instalments. Under the terms of the secured convertible debenture, the principal amount and accrued interest is convertible into shares of the Company at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the secured convertible debenture is at the option of the holder. At the time of conversion, the holder will also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price. The secured convertible debenture is due on July 31, 2018 and bears interest at 10% per annum. The initial instalment of the secured convertible note was issued on January 31, 2018 for proceeds of $609,310 (CDN$750,000). On March 19, 2018, the final instalment of $573,307 (CDN$750,000) was received. The secured convertible note is secured against the general assets and intellectual property of the Company.

On January 31, 2018, promissory notes of $311,967 (CDN$384,000) outstanding at December 31, 2017 were exchanged for unsecured convertible debentures. From Jan 1, 2018 to January 31, 2018, the Company issued an additional $20,098 (CDN$25,000) unsecured convertible debentures for total proceeds of $332,065 (CDN$409,000). Under the terms of the unsecured convertible debenture, the principal amount and accrued interest is convertible into shares of the Company at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the unsecured convertible debenture is at the option of the holder. At the time of conversion, the holder will also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price. The unsecured convertible debenture is due on July 31, 2018 and bears interest at 10% per annum.

On February 1, 2018, the Company repaid CDN$60,000 of the promissory notes outstanding at December 31, 2017. The balance of the promissory notes due to Scott Woodrow, a Director of the Company, was exchanged for an unsecured convertible debenture in the amount of CDN$59,000.